Fair value measurement (Details) - Recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Total Assets	¥ 6,150	¥ 9,000
Wealth management products
Assets
Short-term investments	6,150	9,000
Level 2
Assets
Total Assets	6,150	9,000
Level 2 | Wealth management products
Assets
Short-term investments	¥ 6,150	¥ 9,000